Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Details of guarantees
(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Confirmed guarantees
Guarantee for loans	38,897	39,684
Acceptances	622,758	501,921
Guarantees in acceptances of imported goods	111,195	97,920
Other confirmed guarantees	7,215,557	6,847,713

Sub-total	7,988,407	7,487,238

Unconfirmed guarantees
Local letters of credit	243,072	150,075
Letters of credit	3,186,513	3,014,228
Other unconfirmed guarantees	778,088	1,144,498

Sub-total	4,207,673	4,308,801

Commercial paper purchase commitments and others	791,729	125,547

Total	12,987,809	11,921,586

(*)	Includes financial guarantees of 3,960,383 million Won and 3,095,091 million Won as of December 31, 2021 and December 31, 2022, respectively.

Disclosure of commitments
(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Loan commitments	114,414,462	118,172,070
Other commitments (*)	5,652,557	7,107,828

(*)
As of December 31, 2021 and 2022, the amount of unsecured bills (purchase note sales) and discounts on electronic short-term bond sales (purchase) are 2,225,226 million Won and 2,505,399 million Won, respectively.